RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of transactions with related parties
Transactions with the related parties:

	Year ended December 31,
	2018	2017	2016

Cost of revenues of products	$764	$3,770	$12,280

Research and development	$346	$61	$-

Purchase of property and equipment and inventory	$101	$100	$-

Schedule of balances with related parties
Balances with the related parties:

	December 31,
	2018	2017

Advance payments	$144	$-

Trade payables	$125	$1,220

Accrued expenses	$1,797	$2,241